UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON DC 20549
                                         FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2



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1.    Name and address of issuer:
      	Direxion Shares ETF Trust
      	33 Whitehall Street 10th Floor
      	"New York, NY 10004"
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2. The name of each series or class of securities for which this Form is filed(If the Form is being filed for all series and classes of securities of the issuer check the box but do not list series or
 classes): |x|




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3.   Investment Company Act File Number:

	811-22201

          Securities Act File Number:
             	333- 150525


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4(a). Last day of fiscal year for which this Form is filed:

                	"October 31, 2010"

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4(b). |_| Check box if this Form is being filed late (i.e. more
than 90	calendar days after the end of the issuer's fiscal year).
 (See
          Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE INTEREST MUST BE
PAID ON THE REGISTRATION FEE DUE.

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4(c). |_| Check box if this is the last time the issuer will be filing this
          Form.

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5.   Calculation of registration fee:


     (i)    Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f): $ "18,697,188,235"

     (ii)   Aggregate price of securities
            redeemed or repurchased during the
            fiscal year:  $ "(16,145,056,753)"

     (iii)  Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
"            than October 11, 1995 that were not"
            previously used to reduce
            registration fees payable to the
            Commission:       $0

     (iv)   Total available redemption credits
     [add Items 5(ii) and 5(iii)]: $ " (16,145,056,753)"


     (v)    Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:  $	"2,552,131,482"



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     (vi)   Redemption credits available for use
            in future years -- if Item 5(i) is
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:   $	"159,102,104 "

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     (vii)  Multiplier for determining
            registration fee (See Instruction
            C.9): 0.0000713


     (viii) Registration fee due [multiply Item
"            5(v) by Item 5(vii)] (enter ""0"" if"
            no fee is due):= $  "170,622.99"

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting
an amount of
     securities that were registered under the Securities Act of
 1933 pursuant
"     to rule 24e-2 as in effect before October 11, 1997 then report the amount"
     of securities (number of shares or other units) deducted here: 0.
 If there
     is a number of shares or other units that were registered pursuant to rule
     24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years then state that number here:

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7.   Interest due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):
                 + $      0


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8.   Total of the amount of the registration fee due plus any
interest due [line
     5(viii) plus line 7]:
         = $         				" 170,622.99 "

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9. Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

               Method of Delivery:

                    |x|  Wire Transfer

                    |_|  Mail or other means

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For additional information regarding the redemption credit please reference
"the 24F-2NT/A filing, SEC Accession No. 0000887318-10-000307 filed on" "August 27, 2010. "

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*

                               /S/  Daniel O'Neill
                              ---------------------------------------
                                     Daniel O'Neill
                                     President
Date:    	"                     December 3, 2010"

  *Please print the name and title of the signing officer below the signature.